Segment and Geographic Information Summary of operating results by reportable segment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013		Mar. 30, 2012		Apr. 01, 2011
Segment Reporting Information, Revenue for Reportable Segment	$ 3,254	$ 3,628	$ 14,195		$ 14,476		$ 14,597
Operating Income (Loss)	309	151	878		(1,383)		1,084
Depreciation, Depletion and Amortization, Nonproduction	254	262	1,070		1,141		1,063
GBS
Segment Reporting Information, Revenue for Reportable Segment			4,917	[1]	4,877	[1]	4,864	[1]
Operating Income (Loss)			380	[1]	(1,280)	[1]	473	[1]
Depreciation, Depletion and Amortization, Nonproduction			176	[1]	203	[1]	185	[1]
GBS | Segment As Reported [Member]
Segment Reporting Information, Revenue for Reportable Segment	1,077	1,273
Operating Income (Loss)	106	71
Depreciation, Depletion and Amortization, Nonproduction	40	47
GIS | Segment As Reported [Member]
Segment Reporting Information, Revenue for Reportable Segment	1,150	1,203	4,743		4,840		4,790
Operating Income (Loss)	82	16	124		(142)		189
Depreciation, Depletion and Amortization, Nonproduction	174	173	722		763		717
NPS
Segment Reporting Information, Revenue for Reportable Segment			4,662	[2]	4,880	[2]	5,056	[2]
Operating Income (Loss)			490	[2]	104	[2]	494	[2]
Depreciation, Depletion and Amortization, Nonproduction			158	[2]	159	[2]	130	[2]
NPS | Segment As Reported [Member]
Segment Reporting Information, Revenue for Reportable Segment	1,053	1,183	4,662		4,880		5,056
Operating Income (Loss)	121	93	490		104		494
Depreciation, Depletion and Amortization, Nonproduction	37	40	158		159		130
Corporate [Member]
Segment Reporting Information, Revenue for Reportable Segment	4	3	13		13		14
Operating Income (Loss)	0	(29)	(116)		(65)		(72)
Depreciation, Depletion and Amortization, Nonproduction	3	2	14		16		31
Intersegment Elimination [Member]
Segment Reporting Information, Revenue for Reportable Segment	(30)	(34)	(140)		(134)		(127)
Operating Income (Loss)	0	0	0		0		0
Depreciation, Depletion and Amortization, Nonproduction	$ 0	$ 0	$ 0		$ 0		$ 0

[1]	The fiscal 2012 amounts include $204 million reduction of revenue and $1,485 million in reduction of operating income as a result of the charge associated with the NHS contract (see Note 18).
[2]	The fiscal 2012 amounts include $42 million reduction of revenue and $269 million in reduction in operating income as a result of the settlement of claims with the U.S. government (see Note 19)